SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF COMPUTATION OF DILUTED NET LOSS EXCLUDED FROM ANTI DILUTIVE

For the six months ended June 30, 2024, and 2023, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	June 30
	2024	2023
	Shares	Shares
Convertible notes	718,195	201,706

For the years ended December 31, 2023, and 2022, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	December 31
	2023	2022
	Shares	Shares
Convertible notes	406,044	186,517

SCHEDULE OF FAIR VALUE ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS
June 30, 2024	Level 1	Level 2	Level 3	Total
Assets
None	$-	$-	$-	$-
Liabilities
Derivative liabilities	$-	$-	$224,320	$224,320

December 31, 2023	Level 1	Level 2	Level 3	Total
Assets
None	$-	$-	$-	$-
Liabilities
Derivative liabilities	$-	$-	$32,241	$32,241

December 31, 2023	Level 1	Level 2	Level 3	Total
Assets
None	$-	$-	$-	$-
Liabilities
Derivative liabilities	$-	$-	$32,241	$32,241

December 31, 2022	Level 1	Level 2	Level 3	Total
Assets
None	$-	$-	$-	$-
Liabilities
Derivative liabilities	$-	$-	$-	$-